UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10351

Nuveen Georgia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
	February 28, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 25.9% (17.4% of Total Investments)
$ 1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aa2	$ 1,041,160
	Housing LLC Project, Series 2002, 5.250%, 12/01/21 – AMBAC Insured
500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	525,885
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
1,200	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	A1	1,204,308
	Project, Series 2007, 5.000%, 7/01/39
1,475	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,560,609
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/20 – SYNCORA
	GTY Insured
1,620	Bulloch County Development Authority, Georgia, Student Housing Lease Revenue Bonds, Georgia	8/12 at 100.00	A1	1,717,022
	Southern University, Series 2002, 5.000%, 8/01/20 – AMBAC Insured
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic	4/12 at 100.00	N/R	1,009,460
	Association, Series 2001, 5.000%, 10/01/20 – AMBAC Insured
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009, Trust 3404:
145	17.319%, 9/01/32 (IF)	9/19 at 100.00	AA	181,317
230	17.348%, 9/01/35 (IF)	9/19 at 100.00	AA	278,010
7,170	Total Education and Civic Organizations			7,517,771
	Energy – 2.0% (1.4% of Total Investments)
650	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Baa3	582,075
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 26.9% (18.1% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	6/10 at 100.00	BB+	150,023
	Series 1997, 5.250%, 12/01/12
190	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	6/10 at 101.00	BB+	157,345
	Series 1998, 5.375%, 12/01/28
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	AA	517,245
	Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured
1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AA	1,038,210
	Medical Center, Series 2002, 5.375%, 1/01/19 – NPFG Insured
500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB–	497,660
	Center, Series 2004, 5.250%, 12/01/22
500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	A+	487,490
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aa2	524,975
	2004, 5.000%, 7/01/20 – NPFG Insured
500	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	488,280
	2007, 5.250%, 10/01/35
300	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, The Medical	8/19 at 100.00	AA	301,557
	Center of Central Georgia, Inc. Project, Series 2009, 5.000%, 8/01/35
	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare
	System Inc., Series 1999:
200	6.700%, 7/01/16	7/11 at 100.00	N/R	200,018
250	6.500%, 7/01/27 (WI/DD, Settling 3/03/10)	7/10 at 101.00	N/R	229,095
500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	Baa1	494,300
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+	2,012,256
	Medical Center, Series 2002, 5.250%, 10/01/27 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	716,948
	Medical Center, Series 2007, 5.000%, 10/01/33
7,840	Total Health Care			7,815,402
	Housing/Multifamily – 1.1% (0.7% of Total Investments)
350	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa3	307,934
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
	Housing/Single Family – 12.5% (8.5% of Total Investments)
650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	658,119
	12/01/22 (Alternative Minimum Tax)
1,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%,	12/15 at 100.00	AAA	965,510
	12/01/27 (Alternative Minimum Tax)
2,000	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	12/11 at 100.00	AAA	2,020,200
	2002A-2, 5.450%, 12/01/22 (Alternative Minimum Tax)
3,650	Total Housing/Single Family			3,643,829
	Industrials – 6.2% (4.1% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding	2/12 at 100.00	BBB+	1,010,750
	Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)
750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	Aa3	776,220
	5.000%, 7/01/19 – NPFG Insured
1,750	Total Industrials			1,786,970
	Long-Term Care – 0.9% (0.6% of Total Investments)
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island,	No Opt. Call	N/R	254,220
	Series 2007, 5.000%, 7/01/11
	Materials – 2.1% (1.4% of Total Investments)
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	11/13 at 100.00	BBB	19,060
	International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)
600	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	594,840
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
620	Total Materials			613,900
	Tax Obligation/General – 13.7% (9.2% of Total Investments)
360	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	349,531
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
200	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AAA	213,160
250	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AAA	261,530
	Project, Series 2009, 5.500%, 5/01/38 – AGC Insured
700	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	780,913
100	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	111,929
500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	587,200
1,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008,	2/18 at 100.00	AAA	1,060,030
	5.000%, 2/01/36 (UB)
600	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	617,310
	5.000%, 2/01/33
3,710	Total Tax Obligation/General			3,981,603
	Tax Obligation/Limited – 10.0% (6.7% of Total Investments)
40	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%,	12/17 at 100.00	AAA	41,644
	12/01/23 – AGC Insured
500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	No Opt. Call	N/R	505,585
	7.375%, 1/01/31
115	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	N/R	119,805
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
250	5.400%, 1/01/20	7/15 at 100.00	N/R	247,538
75	5.600%, 1/01/30	7/15 at 100.00	N/R	68,776
215	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	188,843
50	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	A	54,602
	1993, 5.625%, 10/01/26 – NPFG Insured
1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	1,675,990
	Facilities Projects, Series 2002A, 5.000%, 8/01/14
2,770	Total Tax Obligation/Limited			2,902,783
	Transportation – 3.5% (2.4% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.400%, 1/01/15 –	7/10 at 101.00	A+	1,012,590
	FGIC Insured
	U.S. Guaranteed – 21.9% (14.8% of Total Investments) (4)
1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	N/R (4)	1,686,390
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	N/R (4)	1,324,313
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
730	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	805,424
1,100	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	Aaa	1,222,342
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) –
	MBIA Insured
1,200	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,322,976
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
5,780	Total U.S. Guaranteed			6,361,445
	Utilities – 1.9% (1.3% of Total Investments)
500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AA	550,600
	5.250%, 11/01/15 – MBIA Insured
	Water and Sewer – 20.0% (13.4% of Total Investments)
1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AAA	1,239,828
	AGM Insured
625	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AAA	647,594
	8/01/35 – AGM Insured
350	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 6/01/37	6/18 at 100.00	Aa3	359,996
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	AA–	910,052
	Series 2007, 5.000%, 6/01/37 – NPFG Insured
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	384,435
	4/01/37 – AGM Insured
500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AA–	524,220
	FGIC Insured
1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	AA	1,494,477
230	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa3	235,281
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
5,565	Total Water and Sewer			5,795,883
$ 41,605	Total Investments (cost $41,900,119) – 148.6%			43,127,005
	Floating Rate Obligations – (2.3)%			(660,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.4)% (5)			(14,340,000)
	Other Assets Less Liabilities – 51.0%			14,788,730
	Auction Rate Preferred Shares, at Liquidation Value – (47.9)% (5)			(13,900,000)
	Net Assets Applicable to Common Shares – 100%			$ 29,015,735

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$43,127,005	$ —	$43,127,005

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $41,236,336.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$1,552,296
Depreciation	(321,236)
Net unrealized appreciation (depreciation) of investments	$1,231,060

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 33.3% and 32.2%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 29, 2010